Inventories (Details) - Schedule of Inventory ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Inventory [Abstract]
Raw materials	¥ 6,794		¥ 9,522
Work in progress	5,078		1,558
Finished goods	11,612		10,866
Total inventory, gross	23,484		21,946
Inventory reserve	(10,914)		(10,920)
Total inventory, net	¥ 12,570	$ 1,791	¥ 11,026